Income Taxes (Details Textual) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Income Taxes (Textual)
Deferred tax assets related to its operations in the PRC	$ 4,200,000	$ 4,100,000
Other business tax payables	141,608	$ 178,190
Increased decreased in valuation allowance	$ 39,660		$ (76,596)
BVI [Member]
Income Taxes (Textual)
Income tax rate under current BVI law	0.00%
PRC [Member]
Income Taxes (Textual)
Net operating loss carry maturity date	Jun. 30, 2023
Deferred tax asset allowance, percentage	100.00%
Statutory corporate income tax rate	25.00%
High-tech certificate renewed year	3 years
Income tax rate reduction, description	Xin Ao was entitled to a reduction in its income tax rate from 25% to 15% until July 21, 2018.
EIT law imposes withholding income tax	10.00%